Leases - Maturities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Future minimum lease payments
2026	$ 684
2027	1,396	$ 1,355
2028	1,438	1,396
2029	1,481	1,438
2030	376	1,481
2031		376
Total future minimum payments	5,375	6,046
Less: present value discount	(709)	(893)
Present value of lease liabilities	$ 4,666	$ 5,153